Notes Payable (Detail Textuals 1) (USD $)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended						1 Months Ended			12 Months Ended	1 Months Ended		1 Months Ended
	Feb. 24, 2014	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 07, 2014	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Feb. 24, 2014 Subsequent Event	Mar. 07, 2014 Subsequent Event	Dec. 31, 2012 Price adjustable warrants	Dec. 31, 2012 Notes Payable	Feb. 24, 2014 Notes Payable Price adjustable warrants	Feb. 29, 2012 Notes Payable Price adjustable warrants	May 31, 2012 Notes Payable Price adjustable warrants Amendment One	May 31, 2012 Notes Payable Price adjustable warrants Amendment Two	Aug. 31, 2012 Notes Payable Price adjustable warrants Amendment Three	Oct. 31, 2012 Notes Payable Price adjustable warrants Amendment Four	Feb. 28, 2013 Notes Payable Price adjustable warrants Amendment Five	Aug. 31, 2013 Notes Payable Price adjustable warrants Amendment Six
Debt Instrument [Line Items]
Mandatory prepayment of additional price adjustable warrants																				200,000
Number of shares called by issuing warrants										6,000,000		1,300,000	800,000		6,000,000	3,200,000			3,690,000	490,000	425,000	1,250,000	1,040,000	1,000,000	4,000,000
Exercise price of warrants								$ 0.89	$ 0.28	$ 0.75	$ 0.28		$ 0.75		$ 0.75	$ 0.28			$ 0.508	$ 0.508	$ 0.508	$ 0.28	$ 0.28	$ 0.28	$ 0.28
Minimum effective price protection in event of certain mergers or acquisitions																						$ 0.38
Interest expanses of notes and warrant value amortization on non extinguished debt																	$ 1,690,000
Loss on debt extinguishment		1,000		(1,107,000)		5,000	(2,037,000)	(2,037,000)	(1,725,000)
Gain on the change in the fair value of embedded derivatives				242,000			829,000	829,000	708,000
Notes payable					60,000													1,500,000	1,500,000
Extinguishment accounting charges					30,000
Notes payable, interest expenses					30,000			250,000
Interest expense			1,000,000
Aggregate principal and interest amount of promissory notes	1,500,000								1,176,000					1,500,000
Non-cash interest expense			$ 970,000			$ 1,007,000	$ 186,000	$ 249,000	$ 1,497,000									$ 970,000
Number of shares issuable through promissory notes	2,000,000													2,000,000				2,000,000